MORGAN STANLEY DEAN WITTER GROWTH FUND   Two World Trade Center, New York, New
York 10048
LETTER TO THE SHAREHOLDERS March 31, 1998

DEAR SHAREHOLDER:

The U.S. stock market continued its remarkable performance during the twelve-month period ended March 31, 1998, gaining more than 47.97 percent as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The U.S. market, in spite of (or perhaps aided by) the difficult economic situation in Asia, traded at new highs during the first quarter of 1998 as generally favorable inflation numbers, low interest rates and strong corporate profit growth drove returns higher.

PERFORMANCE AND PORTFOLIO

For the fiscal year ended March 31, 1998, Morgan Stanley Dean Witter Growth Fund Class B posted a total return of 42.61 percent versus 47.97 percent for the S&P 500 and 44.42 percent for the Lipper Growth Funds Index. From their inceptions on July 28, 1997, the Fund's Class A, C and D shares had total returns of 13.84 percent, 13.33 percent and 14.09 percent, respectively. The performance of the Fund's four share classes varies because of differing charges and expenses.

Morgan Stanley Asset Management Inc. (MSAM), the Fund's new sub-adviser, assumed its responsibilities on March 2, 1998. Since then, the Fund's new management team has added several new holdings to the portfolio, including Clear Channel Communications, the radio, TV and billboard company; United Technologies, a multi-industrial undergoing a corporate restructuring; and Continental Airlines, a major beneficiary of several positive industry trends such as increased focus on hub dominance, the emergence of "code shares" by which frequent flyer programs are exchangeable, a focus on cost reduction and efforts toward balance sheet improvement. At quarter-end, 98.5 percent of the Fund's assets were invested in equities diversified among 45 issues.

MORGAN STANLEY DEAN WITTER GROWTH FUND
LETTER TO THE SHAREHOLDERS, continued

Since the Fund's new management team assumed responsibility for the portfolio on March 2, they have been changing the make-up of the Fund's holdings to more accurately reflect their investment philosophy. As a result, capital gains were generated and on March 31, 1998, the Fund paid a long-term capital gain distribution of $3.173792 per share to shareholders of record on March 24, 1998.

LOOKING AHEAD

MSAM's large-cap, growth-oriented style and its focus on companies believed to offer the potential for delivering strong earnings growth has led them to pursue three types of stocks: 1) familiar or "classic" long-term growth stories; 2) less-familiar or well-known companies with a strong likelihood of delivering positive earnings surprises; and 3) stocks driven down by unfounded fears where the fundamentals remain intact. Over the coming weeks and months the Fund's new sub-adviser will continue to decisively, but prudently, transition the Fund to a portfolio of equities consistent with this investment philosophy.

We appreciate your support of Morgan Stanley Dean Witter Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER GROWTH FUND
FUND PERFORMANCE March 31, 1998

        [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR
                        THE PURPOSE OF EDGAR FILING.]

                MORGAN STANLEY DEAN WITTER GROWTH FUND

                      GROWTH OF $10,000 CLASS B

         DATE               TOTAL            S&P 500          LIPPER
     MAY 29, 1992         $10,000           $10,000          $10,000
    MARCH 31, 1993        $11,260           $11,140          $11,158
    MARCH 31, 1994        $12,100           $11,303          $11,771
    MARCH 31, 1995        $12,110           $13,061          $12,807
    MARCH 31, 1996        $15,100           $17,250          $16,557
    MARCH 31, 1997        $16,354           $20,670          $18,549
    MARCH 31, 1998        $23,222 (3)       $30,584          $26,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                        AVERAGE ANNUAL TOTAL RETURNS*
-----------------------------------------------------------------------------

                  CLASS B SHARES**
---------------------------------------------------
PERIOD ENDED 3/31/98
-------------------------
1 year                        42.61%(1)    37.61%(2)
5 years                       15.68%(1)    15.45%(2)
Since Inception (5/29/92)     15.61%(1)    15.53%(2)

                 CLASS C SHARES++
--------------------------------------------------
PERIOD ENDED 3/31/98
-------------------------
SINCE INCEPTION (7/28/97)     13.33%(1)   12.47%(2)

                  CLASS A SHARES+
--------------------------------------------------
PERIOD ENDED 3/31/98
-------------------------
Since Inception (7/28/97)     13.84%(1)    7.86%(2)


                  CLASS D SHARES++
---------------------------------------------------
PERIOD ENDED 3/31/98
-------------------------
Since Inception (7/28/97)     14.09%(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on March 31, 1998.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Growth Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper Growth Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The CDSC declines to 0% after six years.
+     The maximum front-end sales charge for Class A shares is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GROWTH FUND
RESULTS OF SPECIAL MEETING (unaudited)

                                    * * *

On February 26, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on three separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC.:

For .......  22,079,480
Against  ..     499,941
Abstain  ..   2,395,825

(2) APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN DEAN WITTER INTERCAPITAL INC. AND MORGAN STANLEY ASSET MANAGEMENT INC.:

For........  21,934,517
Against  ..     585,268
Abstain  ..   2,455,461

(3) ELECTION OF TRUSTEES:

Michael Bozic
For ..................  23,547,117
Withheld .............   1,428,129
Charles A. Fiumefreddo
For ..................  23,598,435
Withheld .............   1,376,811
Edwin J. Garn
For ..................  23,602,005
Withheld .............   1,373,241
John R. Haire
For ..................  23,546,649
Withheld .............   1,428,597
Wayne E. Hedien
For ..................  23,620,598
Withheld .............   1,354,648
Dr. Manuel H. Johnson
For ..................  23,623,229
Withheld .............   1,352,017
Michael E. Nugent
For ..................  23,590,391
Withheld .............   1,384,855
Philip J. Purcell
For ..................  23,619,002
Withheld .............   1,356,244
John L. Schroeder
For ..................  23,670,922
Withheld .............   1,304,324

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS March 31, 1998

 NUMBER OF
   SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)
             Aerospace & Defense (2.7%)
    14,500   Litton Industries, Inc.* ........................................ $    836,469
   211,000   Lockheed Martin Corp. ...........................................   23,737,500
                                                                              --------------
                                                                                 24,573,969
                                                                              --------------
             Air Transport (12.1%)
    64,300   AMR Corp.* ......................................................    9,206,956
   853,200   Continental Airlines, Inc. (Class B)* ...........................   50,178,825
   251,600   Delta Air Lines, Inc. ...........................................   29,751,700
   205,900   UAL Corp.* ......................................................   19,135,831
                                                                              --------------
                                                                                108,273,312
                                                                              --------------
             Aircraft & Aerospace (9.0%)
   489,400   Boeing Co. ......................................................   25,509,975
   598,600   United Technologies Corp. .......................................   55,258,262
                                                                              --------------
                                                                                 80,768,237
                                                                              --------------
             Auto Parts -Original
             Equipment (1.1%)
   130,300   Magna International Inc. (Class A)(Canada) ......................   10,155,256
                                                                              --------------
             Automobiles (3.6%)
   477,200   General Motors Corp. ............................................   32,181,175
                                                                              --------------
             Banks -Money Center (3.4%)
   211,400   Citicorp ........................................................   30,018,800
                                                                              --------------
             Banks -Regional (1.6%)
    42,500   Wells Fargo & Co. ...............................................   14,078,125
                                                                              --------------
             Beverages -Soft Drinks (2.2%)
   458,600   PepsiCo, Inc. ...................................................   19,576,487
                                                                              --------------
             Broadcast Media (5.9%)
   473,211   CBS Corp. .......................................................   16,059,598
   368,800   Clear Channel Communications, Inc.* .............................   36,142,400
     1,800   Pulitzer Publishing Co. .........................................      143,775
                                                                              --------------
                                                                                 52,345,773
                                                                              --------------
             Brokerage (2.8%)
   304,300   Merrill Lynch & Co., Inc. .......................................   25,256,900
                                                                              --------------
             Commercial & Consumer
             Services (5.2%)
 1,163,300   Cendant Corp.* ..................................................   46,095,762
                                                                              --------------
             Communications -Equipment & Software (2.8%)
    51,000   3Com Corp.* ..................................................... $  1,832,813
   337,259   Cisco Systems, Inc.* ............................................   23,060,084
                                                                              --------------
                                                                                 24,892,897
                                                                              --------------
             Computer Services (1.8%)
   301,000   Computer Sciences Corp. * .......................................   16,555,000
                                                                              --------------
             Computer Software (6.0%)
   104,300   Computer Associates International, Inc. .........................    6,023,325
   531,800   Microsoft Corp.* ................................................   47,562,863
                                                                              --------------
                                                                                 53,586,188
                                                                              --------------
             Electrical Equipment (0.9%)
   101,500   Honeywell, Inc. .................................................    8,392,781
                                                                              --------------
             Electronics -Semiconductors/
             Components (2.5%)
   289,900   Intel Corp. .....................................................   22,612,200
                                                                              --------------
             Entertainment (0.1%)
    37,700   Mirage Resorts, Inc. * ..........................................      916,581
                                                                              --------------
             Financial (3.9%)
   396,500   Fannie Mae ......................................................   25,078,625
    92,300   Golden West Financial Corp. .....................................    8,843,494
    41,000   Waddell & Reed Financial, Inc. ..................................    1,066,000
                                                                              --------------
                                                                                 34,988,119
                                                                              --------------
             Foods (0.4%)
    86,500   Kellogg Co. .....................................................    3,730,313
                                                                              --------------
             Healthcare -Diversified (6.2%)
   196,100   Johnson & Johnson ...............................................   14,376,581
   154,900   United Healthcare Corp. .........................................   10,029,775
   184,700   Warner-Lambert Co.  .............................................   31,456,719
                                                                              --------------
                                                                                 55,863,075
                                                                              --------------
             Healthcare -Drugs (2.7%)
   399,900   Lilly (Eli) & Co. ...............................................   23,844,038
                                                                              --------------
             Manufacturing -Diversified (1.1%)
   175,400   Tyco International Ltd. .........................................    9,581,225
                                                                              --------------
             Multi-Line Insurance (2.3%)
   196,600   Loews Corp. .....................................................   20,495,550
                                                                              --------------


                      SEE NOTES TO FINANCIAL STATEMENTS

                                       5

MORGAN STANLEY DEAN WITTER GROWTH FUND
PORTFOLIO OF INVESTMENTS March 31, 1998, continued

 NUMBER OF
   SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------------------
             Office Equipment & Supplies (0.1%)
    34,800   Knoll, Inc.* .................................................... $  1,341,975
                                                                              --------------
             Publishing (2.3%)
   283,000   Time Warner, Inc. ...............................................   20,376,000
                                                                              --------------
             Restaurants (0.9%)
   191,000   Cracker Barrell Old Country Store, Inc. .........................    7,640,000
                                                                              --------------
             Retail -Specialty (2.2%)
   290,150   Home Depot, Inc. ................................................   19,566,991
                                                                              --------------
             Soap & Household Products (3.7%)
   389,200   Procter & Gamble Co. ............................................   32,838,750
                                                                              --------------
             Telecommunications (2.2%)
   151,600   Lucent Technologies, Inc. .......................................   19,385,850
                                                                              --------------
             Telephones (4.4%)
   108,300   AT&T Corp. ......................................................    7,107,188
   479,100   BellSouth Corp. .................................................   32,369,194
                                                                              --------------
                                                                                 39,476,382
                                                                              --------------
             Tobacco (2.4%)
   504,300   Philip Morris Companies, Inc. ...................................   21,023,006
                                                                              --------------
             TOTAL COMMON STOCKS
             (Identified Cost $609,100,331) ..................................  880,430,717
                                                                              --------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                     VALUE
--------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (1.8%)
             REPURCHASE AGREEMENT
   $16,012   The Bank of New York 5.375% due 04/01/98 (dated 03/31/98;
               proceeds $16,012,026)(a)
               (Identified Cost $16,009,636) .................................              $16,009,636
                                                                                           -------------

 TOTAL INVESTMENTS
(Identified Cost $625,109,967)(b) .   100.3%   896,440,353
LIABILITIES IN EXCESS OF
OTHER ASSETS.......................    (0.3)    (2,249,190)
                                    -------- -------------
NET ASSETS.........................   100.0%  $894,191,163
                                    ======== =============

------------

*  Non-income producing security.

(a) Collateralized by $16,303,275 U.S. Treasury Note 5.50% due 01/31/03 valued at $16,329,828.

(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $273,603,558 and the aggregate gross unrealized depreciation is $2,273,172, resulting in net unrealized appreciation of $271,330,386.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998

 ASSETS:
Investments in securities, at value
 (identified cost $625,109,967) .............    $896,440,353
Receivable for:
  Shares of beneficial interest sold  .......       1,097,242
  Dividends .................................         323,537
  Interest ..................................           2,390
Prepaid expenses ............................         232,566
                                               --------------
  TOTAL ASSETS ..............................     898,096,088
                                               --------------
LIABILITIES:
Payable for:
  Distributions to shareholders .............       1,567,496
  Shares of beneficial interest repurchased         1,165,390
  Management fee ............................         582,460
  Plan of distribution fee ..................         482,281
  Investment management fee .................          24,287
  Investment advisory fee ...................          16,191
Accrued expenses and other payables  ........          66,820
                                               --------------
  TOTAL LIABILITIES .........................       3,904,925
                                               --------------
  NET ASSETS ................................    $894,191,163
                                               ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................    $621,877,513
Net unrealized appreciation .................     271,330,386
Accumulated undistributed net realized gain           983,264
                                               --------------
  NET ASSETS ................................    $894,191,163
                                               ==============
CLASS A SHARES:
Net Assets ..................................        $646,859
Shares Outstanding (unlimited authorized,
 $.01 par value) ............................          42,627
  NET ASSET VALUE PER SHARE .................          $15.17
                                               ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset
   value) ...................................          $16.01
                                               ==============
CLASS B SHARES:
Net Assets ..................................    $893,110,581
Shares Outstanding (unlimited authorized,
 $.01 par value) ............................      59,062,079
  NET ASSET VALUE PER SHARE .................          $15.12
                                                       ======
CLASS C SHARES:
Net Assets ..................................        $422,288
Shares Outstanding (unlimited authorized,
 $.01 par value) ............................          28,011
  NET ASSET VALUE PER SHARE .................          $15.08
                                               ==============
CLASS D SHARES:
Net Assets ..................................         $11,435
Shares Outstanding (unlimited authorized,
 $.01 par value) ............................             752
  NET ASSET VALUE PER SHARE .................          $15.21
                                               ==============

STATEMENT OF OPERATIONS
For the year ended March 31, 1998*

 NET INVESTMENT INCOME:
INCOME
Dividends (net of $31,286 foreign withholding
 tax) ........................................  $  7,663,193
Interest .....................................       628,537
                                               -------------
  TOTAL INCOME ...............................     8,291,730
                                               -------------
EXPENSES
Plan of distribution fee (Class A shares)  ...           128
Plan of distribution fee (Class B shares)  ...     5,417,766
Plan of distribution fee (Class C shares)  ...         1,284
Management fee ...............................     3,826,969
Investment advisory fee ......................     2,551,313
Transfer agent fees and expenses .............       777,289
Investment management fee ....................       582,460
Shareholder reports and notices ..............       126,576
Professional fees ............................        70,337
Registration fees ............................        56,900
Custodian fees ...............................        49,282
Trustees' fees and expenses ..................        42,967
Organizational expenses ......................         6,681
Other ........................................        52,800
                                               -------------
  TOTAL EXPENSES .............................    13,562,752
                                               -------------
  NET INVESTMENT LOSS ........................    (5,271,022)
                                               -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ............................   237,138,133
Net change in unrealized appreciation  .......    58,221,456
                                               -------------
  NET GAIN ...................................   295,359,589
                                               -------------
NET INCREASE .................................  $290,088,567
                                               =============

------------

*     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEAR    FOR THE YEAR
                                                             ENDED           ENDED
                                                        MARCH 31, 1998*  MARCH 31, 1997
------------------------------------------------------  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................  $  (5,271,022)   $ (5,793,842)
Net realized gain .....................................    237,138,133      90,999,031
Net change in unrealized appreciation .................     58,221,456     (22,753,082)
                                                        --------------- --------------
  NET INCREASE ........................................    290,088,567      62,452,107
                                                        --------------- --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.........................................        (85,555)        --
Class B shares ........................................   (285,764,089)    (61,217,104)
Class C shares ........................................        (72,388)        --
Class D shares ........................................     (4,322,077)        --
                                                        --------------- --------------
  TOTAL DISTRIBUTIONS .................................   (290,244,109)    (61,217,104)
                                                        --------------- --------------
Net increase (decrease) from transactions in shares of
 beneficial interest ..................................    166,818,675     (40,876,663)
                                                        --------------- --------------
  NET INCREASE (DECREASE) .............................    166,663,133     (39,641,660)
NET ASSETS:
Beginning of period ...................................    727,528,030     767,169,690
                                                        --------------- --------------
  END OF PERIOD .......................................  $ 894,191,163    $727,528,030
                                                        =============== ==============

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Growth Fund (the "Fund"), formerly TCW/DW Core Equity Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS-- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Asset Management Inc. (the "Sub-Adviser"), an affiliate of Dean Witter InterCapital Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued

until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS-- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS-- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES-- The Investment Manager paid the organizational expenses of approximately $202,000 which have been reimbursed for the full amount thereof, exclusive of $2,000 which has been absorbed by the Investment Manager. Such expenses were fully amortized as of
May 31, 1997.

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued

2. INVESTMENT MANAGEMENT / MANAGEMENT AGREEMENT

Pursuant to a Management Agreement in effect through March 1, 1998, the Fund paid Dean Witter Services Company Inc. (the "Former Manager"), an affiliate of the Investment Manager, a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's daily net assets determined at the close of each business day: 0.51% to the portion of daily net assets not exceeding $750 million; 0.48% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.45% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Management Agreement, the Former Manager maintained certain of the Fund's books and records and furnished, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and paid the salaries of all personnel, including officers of the Fund who were employees of the Former Manager. The Former Manager also bore the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Effective March 2, 1998, pursuant to an Investment Management Agreement, the Investment Manager took on all the responsibilities of the Former Manager and TCW Funds Management, Inc. (the "Former Adviser"), and receives a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's daily net assets determined at the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

3. INVESTMENT ADVISORY / SUB-ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement in effect through March 1, 1998, the Fund paid the Former Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's daily net assets determined at the close of each business day: 0.34% to the portion of daily net assets not exceeding $750 million; 0.32% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.30% to the portion of daily net assets exceeding
$1.5 billion.

Under the terms of the Investment Advisory Agreement, the Fund retained the Former Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Former Adviser obtained and evaluated such information and gave advice relating to the economy, securities markets, and specific securities as it considered necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Former Adviser paid the salaries of all personnel, including officers of the Fund, who were employees of the Former Adviser.

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued

Effective March 2, 1998, the Sub-Adviser took on all the responsibilities of the Former Adviser. As compensation for its services under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Investment Manager pays the Sub-Adviser 40% of its monthly compensation.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of
Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $18,878,312 at March 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended March 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,270,906 and $318, respectively and received $4,630 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1998 aggregated $611,012,119 and $751,615,090, respectively.

For the year ended March 31, 1998, the Fund incurred $3,195 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the period May 31, 1997 through March 31, 1998, the Fund incurred brokerage commissions of $4,350 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                             FOR THE YEAR                    FOR THE YEAR
                                                 ENDED                          ENDED
                                            MARCH 31, 1998                  MARCH 31, 1997
                                    ------------------------------- ------------------------------
                                        SHARES          AMOUNT          SHARES         AMOUNT
                                    -------------- ---------------  ------------- ---------------
CLASS A SHARES*
Sold                                       37,956    $     633,209            --              --
Reinvestment of distributions               5,054           77,016            --              --
Redeemed                                     (383 )         (6,771)           --              --
                                    -------------- ---------------  ------------- ---------------
Net increase -Class A                      42,627          703,454            --              --
                                    -------------- ---------------  ------------- ---------------
CLASS B SHARES
Sold                                    4,545,691       77,314,601     3,329,142    $  52,606,423
Reinvestment of distributions          16,919,027      264,591,495     3,693,581       57,173,675
Redeemed                              (10,620,556)    (180,817,478)   (9,631,148)    (150,656,761)
                                    -------------- ---------------  ------------- ---------------
Net increase (decrease) -Class B       10,844,162      161,088,618    (2,608,425)     (40,876,663)
                                    -------------- ---------------  ------------- ---------------
CLASS C SHARES*
Sold                                       32,145          541,605            --              --
Reinvestment of distributions               4,683           71,691            --              --
Redeemed                                   (8,817)        (152,695)           --              --
                                    -------------- ---------------  ------------- ---------------
Net increase -Class C                      28,011          460,601            --              --
                                    -------------- ---------------  ------------- ---------------
CLASS D SHARES*
Sold                                    1,361,485       25,004,121            --              --
Reinvestment of distributions                 182            2,817            --              --
Redeemed                               (1,360,915)     (20,440,936)           --              --
                                    -------------- ---------------  ------------- ---------------
Net increase -Class D                         752        4,566,002            --              --
                                    -------------- ---------------  ------------- ---------------
Net increase (decrease) in Fund        10,915,552    $ 166,818,675    (2,608,425)   $ (40,876,663)
                                    ============== ===============  ============= ===============

------------
*     For the period July 28, 1997 (issue date) through March 31, 1998.

7. FEDERAL INCOME TAX STATUS

As of March 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and net investment loss was credited $5,271,022.

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                               FOR THE YEAR ENDED MARCH 31,                     FOR THE PERIOD
                                                                                                                MAY 29, 1992*
                                            -------------------------------------------------------------------    THROUGH
                                              1998**++        1997         1996          1995         1994      MARCH 31, 1993
------------------------------------------  ------------ ------------  ------------ ------------  ------------- --------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ......    $15.09        $15.09       $12.11        $12.10       $11.26         $10.00
                                            ------------ ------------  ------------ ------------  ------------ --------------
Net investment loss .......................     (0.11)        (0.12)       (0.11)        (0.06)       (0.06)         (0.01)
Net realized and unrealized gain ..........      6.07          1.39         3.09          0.07         0.90           1.27
                                            ------------ ------------  ------------ ------------  ------------ --------------
Total from investment operations ..........      5.96          1.27         2.98          0.01         0.84           1.26
                                            ------------ ------------  ------------ ------------  ------------ --------------
Less distributions from net realized gain       (5.93)        (1.27)          --            --           --             --
                                            ------------ ------------  ------------ ------------  ------------ --------------
Net asset value, end of period ............    $15.12        $15.09       $15.09        $12.11       $12.10         $11.26
                                            ============ ============  ============ ============  ============ ==============
TOTAL INVESTMENT RETURN+...................     42.61 %        8.31 %      24.69 %        0.08 %       7.46 %        12.60 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................      1.64 %        1.73 %       1.82 %        1.96 %       1.93 %         2.07 %(2)
Net investment loss .......................     (0.64)%       (0.75)%      (0.72)%       (0.48)%      (0.59)%        (0.14)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..  $893,111      $727,528     $767,170      $697,350     $707,069       $486,829
Portfolio turnover rate ...................        77 %          45 %         48 %          38 %         35 %           26 %(1)
Average commission rate paid ..............   $0.0596       $0.0590      $0.0595            --           --             --

------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                THROUGH
                                               MARCH 31,
                                                 1998++
------------------------------------------  ---------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....    $ 17.58
                                            ---------------
Net investment loss .......................      (0.04)
Net realized and unrealized gain ..........       2.28
                                            ---------------
Total from investment operations ..........       2.24
                                            ---------------
Less distributions from net realized gain        (4.65)
                                            ---------------
Net asset value, end of period ............    $ 15.17
                                            ===============
TOTAL INVESTMENT RETURN+ ..................      13.84 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................       1.33 %(2)
Net investment loss .......................      (0.34)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..    $   647
Portfolio turnover rate ...................         77 %
Average commission rate paid ..............    $0.0596
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....    $ 17.58
                                            ---------------
Net investment loss .......................      (0.11)
Net realized and unrealized gain ..........       2.26
                                            ---------------
Total from investment operations ..........       2.15
                                            ---------------
Less distributions from net realized gain        (4.65)
                                            ---------------
Net asset value, end of period ............    $ 15.08
                                            ===============
TOTAL INVESTMENT RETURN+ ..................      13.33 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................       2.02 %(2)
Net investment loss .......................      (1.00)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..    $   422
Portfolio turnover rate ...................         77 %
Average commission rate paid ..............    $0.0596

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                             FOR THE PERIOD
                                             JULY 28, 1997*
                                                THROUGH
                                               MARCH 31,
                                                 1998++
------------------------------------------  ---------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....    $ 17.58
                                            ---------------
Net investment loss .......................      (0.08)
Net realized and unrealized gain ..........       2.36
                                            ---------------
Total from investment operations ..........       2.28
                                            ---------------
Less distributions from net realized gain        (4.65)
                                            ---------------
Net asset value, end of period.............    $ 15.21
                                            ===============
TOTAL INVESTMENT RETURN+ ..................      14.09 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...................................       1.43 %(2)
Net investment loss .......................      (0.78)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..    $    11
Portfolio turnover rate ...................         77 %
Average commission rate paid ..............    $0.0596

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Growth Fund (the "Fund"), formerly TCW/DW Core Equity Trust, at March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
May 8, 1998

MORGAN STANLEY DEAN WITTER GROWTH FUND
FEDERAL TAX NOTICE (unaudited)

                           1998 FEDERAL TAX NOTICE

For the year ended March 31, 1998, the Fund paid to shareholders the following per share amounts from long-term capital gains. These distributions are taxable as 28% rate gains or 20% rate gains, as indicated below:

                                                                PER SHARE
                                                -----------------------------------------
                                                 CLASS A    CLASS B   CLASS C    CLASS D
                                                --------- ---------  --------- ---------
Portion of long-term capital gains taxable as:
 28% rate gain ................................   $0.36      $1.64     $0.36      $0.36
 20% rate gain ................................    4.21       4.21      4.21       4.21
                                                --------- ---------  --------- ---------
Total long-term capital gains .................   $4.57      $5.85     $4.57      $4.57
                                                ========= =========  ========= =========

TRUSTEES

Micheal Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Micheal E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Tomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISER

Morgan Stanley Asset Managment Inc.


This report is submitted for the general infornation of shareholders of the Fund. For more detailed information about the Fund, its officer and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or acommpanied by an effective prospectus.


                                                   ANNUAL REPORT
                                                   MARCH 31, 1998